10-Q Financial Instruments - Narrative (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($) position	Jun. 30, 2024 USD ($) position	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) position	Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Number of marketable securities in a gross unrealized loss position | position	36	36		3
Fair market value of marketable securities in unrealized loss position	$ 103,200,000	$ 103,200,000		$ 6,500,000
Marketable securities, gross unrealized loss	61,000	61,000		3,000
Fair value liabilities	0	0		$ 871,000	$ 994,000
Equity without a readily determinable fair value	1,300,000	1,300,000	$ 0
Downward adjustment	$ 0	$ 0